UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	431 N. Pennsylvania Street	Indianapolis, IN	46204
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	7/31

Date of reporting period:	4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Polynous Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited)

Common Stocks - 89.71%	Shares	Value

Commercial Banks - 2.15%
Integrity Bancshares, Inc. (a)	25,154	$ 264,369

Computer Communications Equipment - 2.14%
ACME Packet, Inc. (a)	19,400	262,094

Computer Storage Devices - 2.31%
Western Digital Corp. (a)	16,000	282,880

Crude Petroleum & Natural Gas - 11.62%
Brigham Exploration Co. (a)	45,000	272,700
W&T Offshore, Inc.	11,400	345,990
Cimarex Energy Co.	5,900	232,460
Encore Acquisition Co. (a)	11,700	312,507
Newfield Exploration Co. (a)	6,000	262,500
		1,426,157

Drilling Oil & Gas Wells - 2.77%
Hercules Offshore, Inc. (a)	10,800	339,444

Electrical Work - 2.19%
Comfort Systems USA, Inc.	21,500	268,535

Electronic Computers - 2.56%
Rackable Systems, Inc. (a)	8,000	94,080
XATA Corp. (a)	47,810	219,926
		314,006

Fabricated Plate Work (Boiler Shops) - 2.30%
Chart Industries, Inc. (a)	15,000	282,750

Household Audio & Video Equipment - 0.53%
Directed Electronics, Inc. (a)	6,500	65,130

Insurance Carriers - 2.06%
Hallmark Financial Services, Inc. (a)	20,200	252,702

In Vitro & In Vitro Diagnostic Substances - 0.01%
Gene Logic, Inc. (a)	966	1,652

Measuring & Controlling Devices - 1.84%
Image Sensing Systems, Inc. (a)	14,600	225,278

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments - continued
April 30, 2007 (Unaudited)

Common Stocks - 89.71% - continued	Shares	Value

National Commercial Banks - 2.55%
Sky Financial Group, Inc.	11,500	$ 313,375

Oil & Gas Field Service - 2.58%
Boots & Coots International Well Control, Inc. (a)	150,000	316,500

Pharmaceutical Preparations - 5.99%
Caraco Pharmaceutical Laboratories, Ltd. (a)	18,400	262,752
Interpharm Holdings, Inc. (a)	138,400	208,984
Salix Pharmaceuticals, Ltd. (a)	20,200	263,004
		734,740

Radio and TV Broadcasting - 4.71%
Ceragon Networks, Ltd. (a)	51,400	356,716
Radyne Corp. (a)	25,500	221,850
		578,566

Railroad Equipment - 1.65%
Portec Rail Products, Inc.	17,000	202,980

Retail - Drug Stores and Proprietary Stores - 1.98%
PetMed Express, Inc. (a)	22,000	242,660

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.57%
TVI Corp. (a)	76,000	69,920

Security Brokers, Dealers & Flotation Companies - 2.12%
TradeStation Group, Inc. (a)	21,400	260,652

Semiconductors & Related Devices - 8.44%
Alliance Fiber Optic Products, Inc. (a)	116,008	232,016
Conexant Systems, Inc. (a)	146,000	226,300
QLogic Corp. (a)	18,000	321,840
Vitesse Semiconductor Corp. (a)	220,800	256,128
		1,036,284

Savings Institution (Federally Chartered) - 2.30%
E*TRADE Financial Corp. (a)	12,800	282,624

Services - Advertising - 1.33%
HouseValues, Inc. (a)	33,500	162,810

Services - Computer Programming Services - 3.19%
Ness Technologies, Inc. (a)	29,300	390,862

Services - Direct Mail Advertising - 1.87%
infoUSA	24,400	229,116

Services - Equipment Rental & Leasing - 2.04%
Rent-A-Center, Inc. (a)	9,000	250,560

Services - Home Health Care Services - 1.71%
ATC Healthcare, Inc. - Class A (a)	699,400	209,820

Services - Management Consulting Services - 1.56%
Thomas Group, Inc.	17,795	191,296

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Schedule of Investments
April 30, 2007 (Unaudited)

Common Stocks - 89.71% - continued	Shares	Value

Services - Prepackaged Software - 3.76%
ActivIdentity Corp. (a)	36,900	$ 183,762
Website Pros, Inc. (a)	30,600	278,154
		461,916

State Commercial Banks - 6.01%
The Colonial BancGroup, Inc.	11,300	271,878
Dearborn Bancorp, Inc. (a)	12,105	190,412
First Regional Bancorp (a)	11,000	275,000
		737,290

Telephone & Telegraph Apparatus - 2.87%
Pegasus Wireless Corp (a)	244,000	101,260
Sycamore Networks, Inc. (a)	68,500	251,395
		352,655

TOTAL COMMON STOCKS (Cost $11,478,589)		11,009,623

Warrants - 0.00%
Tengasco, exercise price @ $0.45, expires 09/12/08 (a) (b)	15,073	351

TOTAL WARRANTS (Cost $0)		351

	Principal
U.S. Treasuries - 4.89%	Amount

United States Treasury Bill, 4.44%, matures 05/03/2007	$ 600,000	599,876

TOTAL U.S. TREASURIES (Cost $599,876)		599,876

Money Markets - 7.13%	Shares
Fidelity Institutional Money Market Fund, 5.20% (c)	583,134	583,134
Huntington Money Market Fund, 4.43% (c)	291,649	291,649

TOTAL MONEY MARKETS (Cost $874,783)		874,783

TOTAL INVESTMENTS (Cost $12,953,248) - 101.73%		$ 12,484,633

Liabilities in excess of other assets - (1.73)%		(212,582)

TOTAL NET ASSETS - 100.00%		$ 12,272,051

(a) Non-income producing.
(b) As of April 30, 2007, this security is currently valued according to fair value procedures approved by the Trust.
(c) Variable rate securities; the coupon rate shown represents the rate at April 30, 2007.

Tax Related
Unrealized appreciation		$ 548,791
Unrealized depreciation		(1,017,406)
Net unrealized depreciation		$ (468,615)

Aggregate cost of securities for income tax purposes		$ 12,953,248

*See accompanying notes which are an integral part of these financial statements.

Polynous Growth Fund
Related Footnotes to the Schedule of Investments
April 30, 2007 - (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date__6/26/07________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date___6/26/07________

By

__	/s/ J. Michael Landis___________________
J. Michael Landis, Treasurer

Date____6/26/07_________

.